Fair Value (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value [Abstract]
Fair Value
4. Fair Value

The carrying amounts of all financial instruments in the Condensed Consolidated Statements of Financial Condition approximate their fair values.

The Company’s financial instruments have been categorized based upon a fair value hierarchy:

-	Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 1 assets include cash equivalents.
-
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

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Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. These assets include infrequently traded common stocks.

The following tables present information about the Company’s assets and liabilities by major category measured at fair value on a recurring basis as of  March 31, 2020 and December 31, 2019 and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

Assets Measured at Fair Value on a Recurring Basis as of March 31, 2020:

Assets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash equivalents	$5,661,750	$-	$-	$5,661,750
Total assets at fair value	$5,661,750	$-	$-	$5,661,750
There were no transfers between any Levels during the three months ended March 31, 2020.

Assets Measured at Fair Value on a Recurring Basis as of December 31, 2019:

Assets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash equivalents	$6,579,577	$-	$-	$6,579,577
Total assets at fair value	$6,579,577	$-	$-	$6,579,577
There were no transfers between any Levels during the year ended December 31, 2019.

Cash equivalents primarily consist of an affiliated money market mutual fund which is invested solely in U.S. Treasuries and valued based on the net asset value of the fund.

Financial assets disclosed but not carried at fair value

The carrying value of other financial assets and liabilities approximates their fair value based on the short term nature of these items.

E. Fair Value

The following tables present information about the Company’s assets and liabilities by major category measured at fair value on a recurring basis as of December 31, 2019 and 2018 and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

Assets Measured at Fair Value on a Recurring Basis as of December 31, 2019:

	December 31, 2019
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable	Unobservable
Assets	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Cash equivalents	$6,579,577	$-	$-	$6,579,577
Total assets at fair value	$6,579,577	$-	$-	$6,579,577

There were no transfers between any Levels during the year ended December 31, 2019.

Assets Measured at Fair Value on a Recurring Basis as of December 31, 2018:

	December 31, 2018
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable	Unobservable
Assets	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Cash equivalents	$11,276,869	$-	$-	$11,276,869
Total assets at fair value	$11,276,869	$-	$-	$11,276,869

There were no transfers between any Levels during the year ended December 31, 2018.